Equipment And Related Accumulated Amortization Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Gross Amount and related accumulated amortization	$ 87,736	$ 133,315
Plant and machinery
Capital Leased Assets [Line Items]
Plant and machinery	89,089	119,086
Less: accumulated amortization	(16,182)	(9,824)
Gross Amount and related accumulated amortization	72,907	109,262
Construction-in-progress
Capital Leased Assets [Line Items]
Gross Amount and related accumulated amortization	$ 14,829	$ 24,053